Quarterly Holdings Report
for
Fidelity® Limited Term Bond ETF
November 30, 2023
T13-NPRT1-0124
1.9862236.109
Nonconvertible Bonds - 68.6%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 4.2%
Diversified Telecommunication Services - 1.7%
AT&T, Inc.:
0.9% 3/25/24	520,000	512,171
1.65% 2/1/28	942,000	820,494
NTT Finance Corp.:
0.583% 3/1/24 (b)	268,000	264,498
1.162% 4/3/26 (b)	142,000	129,305
1.591% 4/3/28 (b)	450,000	388,991
Verizon Communications, Inc.:
2.355% 3/15/32	467,000	372,520
3% 3/22/27	290,000	271,639
		2,759,618
Media - 1.2%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 6.15% 11/10/26	570,000	577,177
Comcast Corp. 3.95% 10/15/25	181,000	177,158
Magallanes, Inc.:
3.638% 3/15/25	132,000	128,412
3.755% 3/15/27	1,071,000	1,010,566
		1,893,313
Wireless Telecommunication Services - 1.3%
Rogers Communications, Inc.:
2.95% 3/15/25	467,000	450,256
3.2% 3/15/27	480,000	447,431
T-Mobile U.S.A., Inc.:
2.625% 4/15/26	630,000	591,950
3.5% 4/15/25	113,000	109,903
4.95% 3/15/28	450,000	446,604
		2,046,144
TOTAL COMMUNICATION SERVICES		6,699,075
CONSUMER DISCRETIONARY - 5.6%
Automobiles - 3.8%
American Honda Finance Corp.:
4.6% 4/17/25	240,000	237,745
5.125% 7/7/28	440,000	441,393
Daimler Finance North America LLC:
0.75% 3/1/24 (b)	458,000	452,558
1.45% 3/2/26 (b)	187,000	172,146
4.8% 3/30/28 (b)	450,000	443,893
5.5% 11/27/24 (b)	170,000	169,742
General Motors Financial Co., Inc.:
1.05% 3/8/24	188,000	185,610
1.25% 1/8/26	106,000	96,430
2.35% 2/26/27	300,000	270,515
5.8% 6/23/28	810,000	809,467
6% 1/9/28	550,000	557,756
Hyundai Capital America:
1% 9/17/24 (b)	363,000	349,415
5.6% 3/30/28 (b)	440,000	435,648
5.8% 6/26/25 (b)	340,000	339,901
Volkswagen Group of America Finance LLC:
1.25% 11/24/25 (b)	180,000	165,395
3.95% 6/6/25 (b)	275,000	267,568
4.35% 6/8/27 (b)	460,000	442,007
5.7% 9/12/26 (b)	310,000	309,914
		6,147,103
Distributors - 0.3%
Genuine Parts Co. 1.75% 2/1/25	440,000	420,486
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp. 3.3% 7/1/25	55,000	53,366
Starbucks Corp. 3.8% 8/15/25	126,000	122,820
		176,186
Specialty Retail - 1.3%
Advance Auto Parts, Inc. 5.95% 3/9/28	239,000	228,685
AutoNation, Inc. 1.95% 8/1/28	540,000	447,262
AutoZone, Inc.:
3.625% 4/15/25	378,000	368,623
6.25% 11/1/28	239,000	248,622
Lowe's Companies, Inc.:
4.4% 9/8/25	175,000	172,438
4.8% 4/1/26	74,000	73,410
O'Reilly Automotive, Inc. 5.75% 11/20/26	120,000	121,364
Ross Stores, Inc. 0.875% 4/15/26	473,000	425,637
		2,086,041
Textiles, Apparel & Luxury Goods - 0.1%
Tapestry, Inc.:
7% 11/27/26	63,000	63,679
7.35% 11/27/28	101,000	101,770
		165,449
TOTAL CONSUMER DISCRETIONARY		8,995,265
CONSUMER STAPLES - 5.9%
Beverages - 1.2%
Constellation Brands, Inc.:
3.6% 5/9/24	440,000	435,444
3.6% 2/15/28	470,000	441,430
Dr. Pepper Snapple Group, Inc.:
0.75% 3/15/24	310,000	305,547
4.597% 5/25/28	450,000	440,848
Molson Coors Beverage Co. 3% 7/15/26	223,000	211,254
		1,834,523
Consumer Staples Distribution & Retail - 1.0%
7-Eleven, Inc.:
0.95% 2/10/26 (b)	297,000	269,923
1.3% 2/10/28 (b)	181,000	153,969
Dollar General Corp.:
4.25% 9/20/24	100,000	98,620
4.625% 11/1/27	432,000	422,300
Dollar Tree, Inc.:
4% 5/15/25	77,000	74,972
4.2% 5/15/28	460,000	437,467
Mondelez International Holdings Netherlands BV 0.75% 9/24/24 (b)	186,000	178,282
		1,635,533
Food Products - 1.4%
JBS U.S.A. Lux SA / JBS Food Co. 2.5% 1/15/27	1,080,000	971,968
JDE Peet's BV:
0.8% 9/24/24 (b)	149,000	142,662
1.375% 1/15/27 (b)	544,000	478,755
McCormick & Co., Inc. 0.9% 2/15/26	390,000	354,783
Mondelez International, Inc. 2.125% 3/17/24	350,000	346,329
		2,294,497
Tobacco - 2.3%
Altria Group, Inc. 2.35% 5/6/25	128,000	122,492
BAT Capital Corp.:
3.222% 8/15/24	309,000	303,163
4.7% 4/2/27	520,000	507,618
BAT International Finance PLC:
1.668% 3/25/26	46,000	42,169
3.95% 6/15/25 (b)	186,000	181,711
5.931% 2/2/29	940,000	954,404
Imperial Tobacco Finance PLC:
3.125% 7/26/24 (b)	250,000	245,274
4.25% 7/21/25 (b)	170,000	165,880
6.125% 7/27/27 (b)	440,000	446,004
Philip Morris International, Inc.:
0.875% 5/1/26	296,000	267,336
1.5% 5/1/25	136,000	129,008
2.875% 5/1/24	332,000	328,149
		3,693,208
TOTAL CONSUMER STAPLES		9,457,761
ENERGY - 4.3%
Energy Equipment & Services - 0.2%
Baker Hughes Co.:
1.231% 12/15/23	142,000	141,795
2.061% 12/15/26	133,000	121,594
		263,389
Oil, Gas & Consumable Fuels - 4.1%
Canadian Natural Resources Ltd. 2.05% 7/15/25	143,000	134,885
DCP Midstream Operating LP 5.625% 7/15/27	440,000	443,877
Enbridge, Inc.:
1.6% 10/4/26	320,000	288,981
2.15% 2/16/24	111,000	110,078
2.5% 2/14/25	116,000	111,700
5.9% 11/15/26	167,000	169,861
Energy Transfer LP:
2.9% 5/15/25	373,000	358,657
4.5% 4/15/24	322,000	320,266
5.5% 6/1/27	440,000	439,435
Enterprise Products Operating LP 5.05% 1/10/26	475,000	475,482
Equinor ASA:
1.75% 1/22/26	83,000	77,764
2.875% 4/6/25	305,000	296,009
Hess Corp. 4.3% 4/1/27	480,000	467,558
Kinder Morgan, Inc. 4.3% 3/1/28	400,000	384,875
MPLX LP:
1.75% 3/1/26	159,000	146,622
4.25% 12/1/27	460,000	439,705
Occidental Petroleum Corp. 2.9% 8/15/24	414,000	404,891
Petroleos Mexicanos:
6.49% 1/23/27	420,000	378,021
6.5% 3/13/27	600,000	539,025
Phillips 66 Co.:
1.3% 2/15/26	296,000	271,935
3.85% 4/9/25	77,000	75,330
The Williams Companies, Inc. 5.4% 3/2/26	101,000	100,936
Valero Energy Corp. 2.85% 4/15/25	99,000	95,094
Western Gas Partners LP 6.35% 1/15/29	58,000	59,557
		6,590,544
TOTAL ENERGY		6,853,933
FINANCIALS - 29.6%
Banks - 17.9%
ABN AMRO Bank NV 1.542% 6/16/27 (b)(c)	186,000	165,725
Banco Santander SA 1.722% 9/14/27 (c)	400,000	354,831
Bank of America Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.290% 5.08% 1/20/27 (c)(d)	1,050,000	1,038,402
0.976% 4/22/25 (c)	200,000	195,612
1.197% 10/24/26 (c)	526,000	481,962
1.319% 6/19/26 (c)	454,000	422,693
1.734% 7/22/27 (c)	610,000	550,638
2.015% 2/13/26 (c)	192,000	182,863
Bank of America NA 5.526% 8/18/26	500,000	503,859
Bank of Nova Scotia:
5.35% 12/7/26	500,000	498,666
5.45% 6/12/25	300,000	299,229
Banque Federative du Credit Mutuel SA 4.524% 7/13/25 (b)	293,000	288,047
Barclays PLC:
2.279% 11/24/27 (c)	620,000	555,878
2.852% 5/7/26 (c)	300,000	285,867
3.932% 5/7/25 (c)	275,000	272,267
BNP Paribas SA U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.000% 1.323% 1/13/27 (b)(c)(d)	533,000	484,348
BPCE SA:
1.652% 10/6/26 (b)(c)	198,000	181,726
2.045% 10/19/27 (b)(c)	378,000	337,080
Canadian Imperial Bank of Commerce:
3.945% 8/4/25	243,000	236,812
5.926% 10/2/26	500,000	507,590
Capital One NA 2.28% 1/28/26 (c)	177,000	168,680
Citigroup, Inc.:
0.981% 5/1/25 (c)	246,000	240,440
1.122% 1/28/27 (c)	455,000	412,007
2.014% 1/25/26 (c)	390,000	371,680
3.106% 4/8/26 (c)	673,000	648,923
3.887% 1/10/28 (c)	500,000	475,766
Danske Bank A/S:
6.259% 9/22/26 (b)(c)	376,000	378,544
6.466% 1/9/26 (b)(c)	150,000	150,369
DNB Bank ASA:
1.535% 5/25/27 (b)(c)	381,000	342,298
1.605% 3/30/28 (b)(c)	749,000	655,301
HSBC Holdings PLC:
0.976% 5/24/25 (c)	100,000	97,427
1.589% 5/24/27 (c)	110,000	99,108
3.803% 3/11/25 (c)	250,000	248,344
4.041% 3/13/28 (c)	500,000	473,076
4.292% 9/12/26 (c)	500,000	484,439
5.21% 8/11/28 (c)	342,000	335,949
Huntington Bancshares, Inc. 4.443% 8/4/28 (c)	314,000	298,500
Huntington National Bank 5.699% 11/18/25 (c)	148,000	144,564
ING Groep NV 1.726% 4/1/27 (c)	181,000	164,423
Intesa Sanpaolo SpA 5.71% 1/15/26 (b)	357,000	350,391
JPMorgan Chase & Co.:
0.824% 6/1/25 (c)	189,000	183,883
1.04% 2/4/27 (c)	600,000	544,189
1.045% 11/19/26 (c)	198,000	180,919
1.47% 9/22/27 (c)	265,000	237,511
2.083% 4/22/26 (c)	235,000	223,222
3.54% 5/1/28 (c)	500,000	470,433
4.323% 4/26/28 (c)	950,000	918,951
6.07% 10/22/27 (c)	500,000	508,119
KeyCorp 3.878% 5/23/25 (c)	173,000	167,440
Lloyds Banking Group PLC:
2.438% 2/5/26 (c)	200,000	191,372
5.985% 8/7/27 (c)	230,000	230,528
Mitsubishi UFJ Financial Group, Inc.:
1.412% 7/17/25	450,000	420,774
1.538% 7/20/27 (c)	300,000	270,032
1.64% 10/13/27 (c)	160,000	143,225
2.193% 2/25/25	290,000	278,037
Mizuho Financial Group, Inc.:
1.234% 5/22/27 (c)	130,000	116,709
1.554% 7/9/27 (c)	100,000	90,069
Morgan Stanley Bank, West Valley City Utah:
4.754% 4/21/26	297,000	293,314
5.479% 7/16/25	440,000	440,972
5.882% 10/30/26	400,000	406,400
NatWest Group PLC:
3.073% 5/22/28 (c)	440,000	400,039
5.847% 3/2/27 (c)	415,000	413,617
NatWest Markets PLC 0.8% 8/12/24 (b)	377,000	364,332
PNC Financial Services Group, Inc. 5.354% 12/2/28 (c)	90,000	88,897
Rabobank Nederland 1.98% 12/15/27 (b)(c)	375,000	334,515
Regions Financial Corp. 2.25% 5/18/25	166,000	155,920
Royal Bank of Canada 1.15% 6/10/25	307,000	288,141
Santander Holdings U.S.A., Inc.:
2.49% 1/6/28 (c)	218,000	195,300
3.45% 6/2/25	545,000	522,848
5.807% 9/9/26 (c)	250,000	247,372
Societe Generale:
1.488% 12/14/26 (b)(c)	308,000	278,751
1.792% 6/9/27 (b)(c)	616,000	550,914
2.625% 10/16/24 (b)	200,000	194,131
3.875% 3/28/24 (b)	343,000	340,674
Sumitomo Mitsui Financial Group, Inc.:
1.402% 9/17/26	525,000	470,933
1.474% 7/8/25	190,000	177,977
Truist Financial Corp. 5.9% 10/28/26 (c)	390,000	388,224
Wells Fargo & Co.:
2.164% 2/11/26 (c)	104,000	99,307
2.406% 10/30/25 (c)	356,000	344,365
3.526% 3/24/28 (c)	600,000	562,541
4.3% 7/22/27	271,000	260,123
6.303% 10/23/29 (c)	500,000	515,063
Wells Fargo Bank NA 5.55% 8/1/25	500,000	501,506
Westpac Banking Corp. 4.11% 7/24/34 (c)	245,000	216,585
		28,612,498
Capital Markets - 4.5%
Ares Capital Corp. 3.25% 7/15/25	250,000	236,660
Bank of New York Mellon Corp. 3.85% 4/28/28	520,000	496,754
Blackstone Private Credit Fund 4.7% 3/24/25	150,000	146,132
Deutsche Bank AG New York Branch:
0.898% 5/28/24	125,000	121,914
1.447% 4/1/25 (c)	474,000	465,745
2.129% 11/24/26 (c)	388,000	355,586
2.311% 11/16/27 (c)	217,000	193,935
Goldman Sachs Group, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.500% 5.841% 9/10/24 (c)(d)	260,000	259,259
1.757% 1/24/25 (c)	250,000	248,334
2.64% 2/24/28 (c)	1,740,000	1,584,816
3.272% 9/29/25 (c)	266,000	260,099
Intercontinental Exchange, Inc.:
3.65% 5/23/25	321,000	312,760
4% 9/15/27	282,000	272,095
Morgan Stanley:
0.79% 5/30/25 (c)	125,000	121,478
2.475% 1/21/28 (c)	270,000	246,051
2.72% 7/22/25 (c)	144,000	140,994
3.591% 7/22/28 (c)	520,000	486,751
3.772% 1/24/29 (c)	500,000	466,268
Nomura Holdings, Inc. 1.653% 7/14/26	100,000	90,126
S&P Global, Inc. 2.45% 3/1/27	218,000	202,026
State Street Corp. 2.901% 3/30/26 (c)	16,000	15,419
UBS AG London Branch:
1.25% 6/1/26	100,000	90,670
1.375% 1/13/25 (b)	15,000	14,300
UBS Group AG:
1.305% 2/2/27 (b)(c)	100,000	90,240
2.593% 9/11/25 (b)(c)	220,000	213,784
		7,132,196
Consumer Finance - 3.6%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	162,000	155,441
1.75% 1/30/26	145,000	132,607
2.45% 10/29/26	151,000	137,560
6.1% 1/15/27	450,000	452,293
Ally Financial, Inc.:
4.75% 6/9/27	530,000	501,258
5.125% 9/30/24	207,000	205,034
American Express Co.:
2.25% 3/4/25	286,000	274,577
5.389% 7/28/27 (c)	390,000	389,551
Capital One Financial Corp.:
1.343% 12/6/24 (c)	320,000	319,913
1.878% 11/2/27 (c)	420,000	368,338
4.985% 7/24/26 (c)	228,000	222,563
7.149% 10/29/27 (c)	325,000	330,597
Ford Motor Credit Co. LLC:
2.3% 2/10/25	420,000	399,112
6.95% 6/10/26	700,000	707,822
John Deere Capital Corp.:
3.4% 6/6/25	177,000	172,628
4.75% 6/8/26	206,000	205,440
Synchrony Financial:
4.25% 8/15/24	338,000	332,318
4.375% 3/19/24	273,000	271,408
Toyota Motor Credit Corp. 5.4% 11/10/25	180,000	181,226
		5,759,686
Financial Services - 1.7%
AIG Global Funding 0.9% 9/22/25 (b)	100,000	91,939
Athene Global Funding:
1% 4/16/24 (b)	170,000	166,698
1.73% 10/2/26 (b)	560,000	493,274
Brixmor Operating Partnership LP 2.25% 4/1/28	177,000	152,590
Corebridge Financial, Inc.:
3.5% 4/4/25	74,000	71,709
3.65% 4/5/27	105,000	98,620
GA Global Funding Trust 1.25% 12/8/23 (b)	340,000	339,788
Jackson Financial, Inc. 5.17% 6/8/27	228,000	221,462
Nationwide Building Society 6.557% 10/18/27 (b)(c)	400,000	405,853
PayPal Holdings, Inc. 1.65% 6/1/25	230,000	217,818
The Western Union Co. 1.35% 3/15/26	430,000	388,376
		2,648,127
Insurance - 1.9%
Empower Finance 2020 LP 1.357% 9/17/27 (b)	258,000	224,739
Equitable Financial Life Global Funding:
1.4% 8/27/27 (b)	344,000	293,793
1.7% 11/12/26 (b)	451,000	399,767
Great-West Lifeco U.S. Finance 2020 LP 0.904% 8/12/25 (b)	332,000	305,495
Guardian Life Global Funding:
1.1% 6/23/25 (b)	215,000	200,774
1.4% 7/6/27 (b)	438,000	384,081
New York Life Global Funding 5.45% 9/18/26 (b)	550,000	554,131
Pacific Life Global Funding II 1.2% 6/24/25 (b)	80,000	74,955
Pricoa Global Funding I 2.4% 9/23/24 (b)	117,000	113,999
Protective Life Global Funding 3.218% 3/28/25 (b)	157,000	151,984
RGA Global Funding 2% 11/30/26 (b)	273,000	244,420
Willis Group North America, Inc. 4.65% 6/15/27	170,000	165,464
		3,113,602
TOTAL FINANCIALS		47,266,109
HEALTH CARE - 3.8%
Biotechnology - 0.3%
Amgen, Inc. 5.15% 3/2/28	491,000	492,023
Health Care Equipment & Supplies - 0.4%
Alcon Finance Corp. 2.75% 9/23/26 (b)	200,000	186,233
Boston Scientific Corp.:
1.9% 6/1/25	147,000	139,459
3.45% 3/1/24	319,000	317,079
		642,771
Health Care Providers & Services - 1.3%
Cigna Group:
0.613% 3/15/24	153,000	150,774
3.4% 3/1/27	400,000	380,043
CVS Health Corp.:
4.3% 3/25/28	460,000	445,013
5% 2/20/26	350,000	348,347
HCA Holdings, Inc. 3.125% 3/15/27	300,000	278,076
Humana, Inc. 5.75% 12/1/28	500,000	509,866
		2,112,119
Life Sciences Tools & Services - 0.3%
Revvity, Inc. 0.85% 9/15/24	270,000	259,670
Thermo Fisher Scientific, Inc. 1.215% 10/18/24	180,000	173,222
		432,892
Pharmaceuticals - 1.5%
AstraZeneca Finance LLC 0.7% 5/28/24	460,000	449,362
Bayer U.S. Finance II LLC:
4.25% 12/15/25 (b)	180,000	173,471
4.375% 12/15/28 (b)	470,000	435,376
Bayer U.S. Finance LLC 3.375% 10/8/24 (b)	300,000	293,121
GSK Consumer Healthcare Capital 3.125% 3/24/25	160,000	154,939
Viatris, Inc.:
1.65% 6/22/25	353,000	330,774
2.3% 6/22/27	620,000	547,870
		2,384,913
TOTAL HEALTH CARE		6,064,718
INDUSTRIALS - 5.1%
Aerospace & Defense - 1.4%
L3Harris Technologies, Inc. 5.4% 1/15/27	550,000	554,573
RTX Corp.:
5% 2/27/26	286,000	284,464
5.75% 11/8/26	181,000	183,417
5.75% 1/15/29	85,000	86,765
The Boeing Co.:
3.2% 3/1/29	540,000	488,746
4.875% 5/1/25	156,000	154,359
5.04% 5/1/27	440,000	437,137
		2,189,461
Building Products - 0.4%
Carrier Global Corp.:
2.242% 2/15/25	374,000	359,267
5.8% 11/30/25 (b)	280,000	281,621
		640,888
Commercial Services & Supplies - 0.5%
Republic Services, Inc.:
0.875% 11/15/25	441,000	404,100
3.375% 11/15/27	470,000	443,006
		847,106
Ground Transportation - 0.1%
Canadian Pacific Railway Co. 1.75% 12/2/26	155,000	140,546
Industrial Conglomerates - 0.4%
Siemens Financieringsmaatschappij NV:
0.65% 3/11/24 (b)	301,000	296,969
1.2% 3/11/26 (b)	325,000	298,220
		595,189
Machinery - 1.0%
Daimler Trucks Finance North America LLC:
1.625% 12/13/24 (b)	234,000	224,635
2% 12/14/26 (b)	350,000	316,804
Otis Worldwide Corp. 2.056% 4/5/25	362,000	346,129
Parker Hannifin Corp.:
3.65% 6/15/24	310,000	306,267
4.25% 9/15/27	242,000	235,589
Westinghouse Air Brake Tech Co. 4.4% 3/15/24	161,000	159,895
		1,589,319
Passenger Airlines - 0.4%
American Airlines 2019-1 Class B Pass Through Trust equipment trust certificate 3.85% 8/15/29	267,984	235,822
Delta Air Lines, Inc. 2.9% 10/28/24	306,000	296,299
United Airlines 2019-2 Class B Pass Through Trust equipment trust certificate 3.5% 11/1/29	163,566	146,322
		678,443
Trading Companies & Distributors - 0.7%
Air Lease Corp.:
0.7% 2/15/24	467,000	461,886
0.8% 8/18/24	421,000	405,312
2.2% 1/15/27	270,000	242,064
		1,109,262
Transportation Infrastructure - 0.2%
Avolon Holdings Funding Ltd.:
2.875% 2/15/25 (b)	115,000	109,841
3.95% 7/1/24 (b)	49,000	48,165
5.5% 1/15/26 (b)	202,000	198,060
		356,066
TOTAL INDUSTRIALS		8,146,280
INFORMATION TECHNOLOGY - 2.0%
Electronic Equipment, Instruments & Components - 0.4%
Dell International LLC/EMC Corp. 5.25% 2/1/28	646,000	647,814
Semiconductors & Semiconductor Equipment - 0.5%
Broadcom, Inc. 1.95% 2/15/28 (b)	510,000	447,532
Microchip Technology, Inc. 0.983% 9/1/24	285,000	274,973
Micron Technology, Inc. 4.185% 2/15/27	116,000	111,591
		834,096
Software - 1.1%
Oracle Corp.:
1.65% 3/25/26	230,000	211,936
4.5% 5/6/28	450,000	439,395
5.8% 11/10/25	200,000	201,564
Roper Technologies, Inc. 2.35% 9/15/24	180,000	175,167
VMware, Inc.:
1% 8/15/24	421,000	407,231
1.4% 8/15/26	325,000	293,197
		1,728,490
TOTAL INFORMATION TECHNOLOGY		3,210,400
MATERIALS - 0.9%
Chemicals - 0.9%
International Flavors & Fragrances, Inc. 1.23% 10/1/25 (b)	443,000	404,563
LYB International Finance III LLC 1.25% 10/1/25	204,000	188,536
Nutrien Ltd.:
4.9% 3/27/28	600,000	592,595
5.9% 11/7/24	313,000	313,277
		1,498,971
REAL ESTATE - 1.7%
Equity Real Estate Investment Trusts (REITs) - 1.7%
American Tower Corp. 1.3% 9/15/25	129,000	119,304
Boston Properties, Inc. 3.2% 1/15/25	295,000	284,674
Crown Castle International Corp.:
1.35% 7/15/25	27,000	25,166
5% 1/11/28	450,000	439,260
Healthcare Trust of America Holdings LP 3.5% 8/1/26	450,000	423,203
Kite Realty Group Trust 4% 3/15/25	150,000	144,524
Realty Income Corp. 2.2% 6/15/28	24,000	20,893
Spirit Realty LP 2.1% 3/15/28	359,000	311,757
Ventas Realty LP:
2.65% 1/15/25	199,000	191,469
3% 1/15/30	426,000	361,816
3.5% 4/15/24	129,000	127,753
Vornado Realty LP 2.15% 6/1/26	80,000	69,272
Welltower OP LLC 3.625% 3/15/24	110,000	109,217
		2,628,308
Real Estate Management & Development - 0.0%
Brandywine Operating Partnership LP 4.1% 10/1/24	19,000	18,421
TOTAL REAL ESTATE		2,646,729
UTILITIES - 5.5%
Electric Utilities - 2.3%
Cleco Corporate Holdings LLC 3.743% 5/1/26	380,000	362,301
Duke Energy Corp. 4.3% 3/15/28	755,000	727,428
Eversource Energy 5.45% 3/1/28	560,000	560,576
Exelon Corp. 2.75% 3/15/27	54,000	50,147
FirstEnergy Corp.:
1.6% 1/15/26	29,000	26,719
2.05% 3/1/25	138,000	132,071
Florida Power & Light Co. 2.85% 4/1/25	178,000	172,538
Georgia Power Co. 4.65% 5/16/28	264,000	259,237
Pennsylvania Electric Co. 5.15% 3/30/26 (b)	189,000	187,014
Southern Co.:
0.6% 2/26/24	428,000	422,696
5.5% 3/15/29	226,000	229,448
Tampa Electric Co. 3.875% 7/12/24	331,000	327,161
Vistra Operations Co. LLC 5% 7/31/27 (b)	220,000	209,372
		3,666,708
Gas Utilities - 0.5%
CenterPoint Energy Resources Corp. 5.25% 3/1/28	440,000	441,838
Dominion Gas Holdings LLC 2.5% 11/15/24	343,000	332,612
		774,450
Independent Power and Renewable Electricity Producers - 0.5%
Emera U.S. Finance LP 0.833% 6/15/24	362,000	350,461
The AES Corp.:
3.3% 7/15/25 (b)	96,000	91,648
5.45% 6/1/28	360,000	356,763
		798,872
Multi-Utilities - 2.2%
Dominion Energy, Inc. 1.45% 4/15/26	590,000	539,399
DTE Energy Co.:
4.22% 11/1/24	140,000	137,827
4.875% 6/1/28	450,000	441,193
NiSource, Inc.:
0.95% 8/15/25	314,000	290,114
2.95% 9/1/29	827,000	731,529
5.25% 3/30/28	440,000	439,402
Sempra:
3.3% 4/1/25	221,000	213,887
3.4% 2/1/28	196,000	181,677
WEC Energy Group, Inc.:
4.75% 1/15/28	450,000	440,813
5% 9/27/25	188,000	186,252
		3,602,093
TOTAL UTILITIES		8,842,123
TOTAL NONCONVERTIBLE BONDS (Cost $113,545,160)		109,681,364

U.S. Treasury Obligations - 9.0%
	Principal Amount (a)	Value ($)
U.S. Treasury Notes:
3.875% 1/15/26	5,000,000	4,922,260
4% 6/30/28	2,100,000	2,071,535
4.375% 11/30/28	2,000,000	2,007,031
4.5% 11/15/25 (e)	1,227,300	1,222,218
4.5% 7/15/26	4,166,600	4,163,670
TOTAL U.S. TREASURY OBLIGATIONS (Cost $14,423,097)		14,386,714

U.S. Government Agency - Mortgage Securities - 0.1%
	Principal Amount (a)	Value ($)
Fannie Mae - 0.1%
4.5% 3/1/39 to 9/1/49 (Cost $227,315)	213,209	204,576

Asset-Backed Securities - 12.7%
	Principal Amount (a)	Value ($)
AASET Trust:
Series 2019-2 Class A, 3.376% 10/16/39 (b)	148,249	130,373
Series 2021-1A Class A, 2.95% 11/16/41 (b)	185,023	163,986
Series 2021-2A Class A, 2.798% 1/15/47 (b)	355,734	304,579
Aimco Series 2021-10A Class AR, CME Term SOFR 3 Month Index + 1.320% 6.7335% 7/22/32 (b)(c)(d)	723,000	720,458
AIMCO CLO Ltd. Series 2022-12A Class AR, CME Term SOFR 3 Month Index + 1.170% 6.5728% 1/17/32 (b)(c)(d)	500,000	497,321
AmeriCredit Automobile Receivables Trust Series 2021-3 Class A3, 0.76% 8/18/26	445,458	433,536
Ari Fleet Lease Trust 2023-B Series 2023-B Class A2, 6.05% 7/15/32 (b)	286,000	287,144
Blackbird Capital Aircraft Series 2021-1A Class A, 2.443% 7/15/46 (b)	402,697	343,299
Carmax Auto Owner Trust 2023-4 Series 2023-4 Class A3, 6% 7/17/28	75,000	76,310
Carvana Auto Receivables Trust Series 2021-P2 Class A3, 0.49% 3/10/26	307,632	302,025
Castlelake Aircraft Structured Trust Series 2021-1A Class A, 3.474% 1/15/46 (b)	241,183	221,353
Cedar Funding Ltd.:
Series 2021-10A Class AR, CME Term SOFR 3 Month Index + 1.360% 6.7774% 10/20/32 (b)(c)(d)	250,000	248,782
Series 2021-14A Class A, CME Term SOFR 3 Month Index + 1.360% 6.7555% 7/15/33 (b)(c)(d)	798,000	796,833
Cent CLO LP Series 2021-21A Class A1R3, CME Term SOFR 3 Month Index + 1.230% 6.6191% 7/27/30 (b)(c)(d)	385,409	384,795
CFMT LLC Series 2023 HB12 Class A, 4.25% 4/25/33 (b)	68,250	65,676
Chase Issuance Trust:
Series 2022-A1 Class A, 3.97% 9/15/27	578,000	565,074
Series 2023-A2 Class A, 5.08% 9/15/30	536,000	537,697
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/35 (b)	97,305	97,704
DB Master Finance LLC Series 2021-1A Class A2I, 2.045% 11/20/51 (b)	980,000	864,222
Dell Equipment Finance Trust 2 Series 2023-3 Class A3, 5.93% 4/23/29 (b)	193,000	194,239
Donlen Fleet Lease Funding Series 2021-2 Class A2, 0.56% 12/11/34 (b)	82,122	81,402
Enterprise Fleet Financing 2023-3 L Series 2023-3 Class A2, 6.4% 3/20/30 (b)	121,000	122,502
Enterprise Fleet Financing LLC:
Series 2020-2 Class A2, 0.61% 7/20/26 (b)	23,242	23,105
Series 2021-1 Class A2, 0.44% 12/21/26 (b)	32,724	32,319
Series 2022-3 Class A2, 4.38% 7/20/29 (b)	82,283	80,983
Series 2023-1 Class A2, 5.51% 1/22/29 (b)	367,000	365,260
Ford Credit Auto Owner Trust:
Series 2019-1 Class A, 3.52% 7/15/30 (b)	250,000	249,296
Series 2020-2 Class A, 1.06% 4/15/33 (b)	1,483,000	1,367,695
Ford Credit Floorplan Master Owner Trust Series 2023-1 Class A1, 4.92% 5/15/28 (b)	310,000	305,836
GM Financial Automobile Leasing Series 2023-2 Class A3, 5.05% 7/20/26	309,000	306,533
GMF Floorplan Owner Revolving Trust Series 2023-1 Class A1, 5.34% 6/15/28 (b)	425,000	424,016
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A1R, CME Term SOFR 3 Month Index + 1.260% 6.6735% 1/22/31 (b)(c)(d)	512,000	510,340
Marlette Funding Trust Series 2022-2A Class A, 4.25% 8/15/32 (b)	58,820	58,674
MMAF Equipment Finance LLC Series 2019-B Class A3, 2.01% 12/12/24 (b)	28,045	27,895
Niagara Park CLO, Ltd. Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.260% 6.6644% 7/17/32 (b)(c)(d)	1,070,000	1,066,347
OneMain Direct Auto Receivables Trust Series 2021-1A Class A, 0.87% 7/14/28 (b)	650,761	621,664
Palmer Square Loan Funding, Ltd. / Palmer Square Loan Funding LLC Series 2022-1A Class A1, CME Term SOFR 3 Month Index + 1.050% 6.4439% 4/15/30 (b)(c)(d)	535,797	532,791
Porsche Financial Auto Securitizati Series 2023-2A Class A3, 5.79% 1/22/29 (b)	168,000	170,003
Prpm 2021-5, LLC Series 2021-5 Class A1, 1.793% 6/25/26 (b)(c)	517,581	483,861
Santander Drive Auto Receivables Trust Series 2022-5 Class A3, 4.11% 8/17/26	255,735	254,336
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (b)	137,000	131,885
1.884% 7/15/50 (b)	86,000	78,655
SLAM Ltd. / SLAM LLC Series 2021-1A Class A, 2.434% 6/15/46 (b)	1,359,249	1,153,255
Sofi Consumer Loan Program Series 2023-1S Class A, 5.81% 5/15/31 (b)	105,862	105,644
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, CME Term SOFR 3 Month Index + 1.320% 6.7155% 7/15/32 (b)(c)(d)	791,000	788,539
TCI-Symphony CLO Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.190% 6.5855% 7/15/30 (b)(c)(d)	710,242	708,398
Upstart Securitization Trust:
Series 2021-4 Class A, 0.84% 9/20/31 (b)	30,100	29,947
Series 2021-5 Class A, 1.31% 11/20/31 (b)	77,728	77,049
Upstart Securitization Trust 2 Series 2023-3 Class A, 6.9% 10/20/33 (b)	266,000	265,971
VCAT Asset Securitization, LLC:
Series 2021-NPL1 Class A1, 2.2891% 12/26/50 (b)	41,996	41,303
Series 2021-NPL2 Class A1, 2.115% 3/27/51 (b)	294,908	285,932
Series 2021-NPL3 Class A1, 1.743% 5/25/51 (b)(c)	645,229	599,678
Verizon Master Trust Series 2021-1:
Class A, 0.5% 5/20/27	612,000	597,052
Class B, 0.69% 5/20/27	700,000	682,001
Wheels Fleet Lease Funding 1 L Series 2023-2A Class A, 6.46% 8/18/38 (b)	370,000	372,785
TOTAL ASSET-BACKED SECURITIES (Cost $20,980,756)		20,238,358

Collateralized Mortgage Obligations - 2.5%
	Principal Amount (a)	Value ($)
Private Sponsor - 2.2%
Ajax Mortgage Loan Trust sequential payer Series 2021-B Class A, 2.239% 6/25/66 (b)(c)	167,405	159,321
Angel Oak Mortgage Trust Series 2021-8 Class A1, 1.82% 11/25/66 (b)	399,421	328,460
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (b)(c)	56,507	54,484
Cascade Funding Mortgage Trust:
Series 2021-EBO1 Class A, 0.9849% 11/25/50 (b)(c)	97,533	90,245
Series 2021-HB6 Class A, 0.8983% 6/25/36 (b)	134,825	128,328
Series 2021-HB7 Class A, 1.1512% 10/27/31 (b)	125,313	120,475
Cfmt 2022-Ebo2 sequential payer Series 2022-EBO2 Class A, 3.169% 7/25/54 (b)	30,615	30,248
Csmc 2021-Rpl9 Trust sequential payer Series 2021-RPL9 Class A1, 2.4364% 2/25/61 (b)	584,781	549,885
Finance of America HECM Buyout sequential payer Series 2022-HB1 Class A, 2.6948% 2/25/32 (b)(c)	289,738	273,989
GCAT Trust sequential payer Series 2021-NQM7 Class A1, 1.915% 8/25/66 (b)	211,920	181,461
Legacy Mortgage Asset Trust Series 2021-GS5 Class A1, 2.25% 7/25/67 (b)(c)	468,881	439,578
New Residential Mortgage Loan Trust Series 2019-5A Class A1B, 3.5% 8/25/59 (b)	54,915	50,068
New York Mortgage Trust sequential payer Series 2021-SP1 Class A1, 1.6696% 8/25/61 (b)	158,340	145,220
Preston Ridge Partners Mortgage Trust:
sequential payer Series 2021-8 Class A1, 1.743% 9/25/26 (b)(c)	399,193	373,829
Series 2021-2 Class A1, 2.115% 3/25/26 (b)	293,490	282,256
Series 2021-RPL1 Class A1, 1.319% 7/25/51 (b)	66,233	58,098
Series 2021-RPL2 Class A1, 1.455% 10/25/51 (b)(c)	88,253	77,622
RMF Buyout Issuance Trust sequential payer:
Series 2021-HB1 Class A, 1.2586% 11/25/31 (b)	109,503	105,063
Series 2022-HB1 Class A, 4.272% 4/25/32 (b)	57,734	55,624
TOTAL PRIVATE SPONSOR		3,504,254
U.S. Government Agency - 0.3%
Fannie Mae:
planned amortization class:
Series 2015-28 Class P, 2.5% 5/25/45	33,725	30,824
Series 2019-33 Class N, 3% 3/25/48	258,898	237,776
Series 2019-59 Class AB, 2.5% 10/25/39	87,411	78,211
Freddie Mac planned amortization class Series 2019-4903 Class DA, 3% 10/25/48	124,233	111,956
TOTAL U.S. GOVERNMENT AGENCY		458,767
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $4,308,963)		3,963,021

Commercial Mortgage Securities - 5.7%
	Principal Amount (a)	Value ($)
BAMLL Commercial Mortgage Securities Trust:
floater Series 2022-DKLX Class A, CME Term SOFR 1 Month Index + 1.150% 6.473% 1/15/39 (b)(c)(d)	174,000	169,610
sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (b)	138,000	124,017
Bank of America Commercial Mortgage Trust sequential payer Series 2015-UBS7 Class ASB, 3.429% 9/15/48	237,835	231,463
BBCMS Mortgage Trust sequential payer Series 2017-C1 Class ASB, 3.488% 2/15/50	551,209	530,420
Benchmark Mortgage Trust sequential payer Series 2018-B2 Class A2, 3.6623% 2/15/51	40,996	39,251
BLOX Trust floater sequential payer Series 2021-BLOX Class A, CME Term SOFR 1 Month Index + 0.860% 6.1875% 9/15/26 (b)(c)(d)	352,000	337,815
BPR Trust floater Series 2022-OANA Class A, CME Term SOFR 1 Month Index + 1.890% 7.2209% 4/15/37 (b)(c)(d)	566,000	556,084
BX Commercial Mortgage Trust floater:
Series 2021-PAC Class A, CME Term SOFR 1 Month Index + 0.800% 6.1266% 10/15/36 (b)(c)(d)	323,000	315,397
Series 2021-VINO Class A, CME Term SOFR 1 Month Index + 0.760% 6.0898% 5/15/38 (b)(c)(d)	226,749	222,475
Series 2022-LP2 Class A, CME Term SOFR 1 Month Index + 1.010% 6.3358% 2/15/39 (b)(c)(d)	359,671	350,984
BX Trust:
floater:
Series 2021-ACNT Class A, CME Term SOFR 1 Month Index + 0.960% 6.2875% 11/15/38 (b)(c)(d)	319,000	312,795
Series 2021-BXMF Class A, CME Term SOFR 1 Month Index + 0.750% 6.0734% 10/15/26 (b)(c)(d)	279,663	273,431
Series 2022-GPA Class A, CME Term SOFR 1 Month Index + 2.160% 7.4879% 8/15/39 (b)(c)(d)	132,000	132,124
floater sequential payer:
Series 2019-XL Class A, CME Term SOFR 1 Month Index + 1.030% 6.3574% 10/15/36 (b)(c)(d)	250,840	250,203
Series 2021-SOAR Class A, CME Term SOFR 1 Month Index + 0.780% 6.1075% 6/15/38 (b)(c)(d)	430,780	422,528
CF Hippolyta Issuer LLC sequential payer:
Series 2020-1 Class A1, 1.69% 7/15/60 (b)	484,805	443,785
Series 2021-1A Class A1, 1.53% 3/15/61 (b)	340,224	299,887
CGDB Commercial Mortgage Trust floater Series 2019-MOB Class A, CME Term SOFR 1 Month Index + 1.060% 6.3874% 11/15/36 (b)(c)(d)	100,000	98,283
Citigroup Commercial Mortgage Trust sequential payer Series 2016-GC36 Class AAB, 3.368% 2/10/49	54,448	53,028
COMM Mortgage Trust:
sequential payer Series 2020-SBX Class A, 1.67% 1/10/38 (b)	625,000	550,068
Series 2013-CR13 Class AM, 4.449% 11/10/46	26,414	26,017
Credit Suisse Mortgage Trust sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (b)	96,508	88,168
ELP Commercial Mortgage Trust floater Series 2021-ELP Class A, CME Term SOFR 1 Month Index + 0.810% 6.1385% 11/15/38 (b)(c)(d)	442,485	433,043
GS Mortgage Securities Trust floater Series 2021-IP Class A, CME Term SOFR 1 Month Index + 1.060% 6.3875% 10/15/36 (b)(c)(d)	190,000	182,321
JPMBB Commercial Mortgage Securities Trust:
sequential payer Series 2014-C22 Class A4, 3.8012% 9/15/47	189,000	184,948
Series 2013-C17 Class A/S, 4.4584% 1/15/47	327,000	318,825
JPMorgan Chase Commercial Mortgage Securities Trust floater Series 2019-BKWD Class A, CME Term SOFR 1 Month Index + 1.610% 6.9375% 9/15/29 (b)(c)(d)	82,227	75,776
LIFE Mortgage Trust floater Series 2021-BMR Class A, CME Term SOFR 1 Month Index + 0.810% 6.1375% 3/15/38 (b)(c)(d)	286,044	278,854
Morgan Stanley BAML Trust sequential payer:
Series 2014-C15 Class ASB, 3.654% 4/15/47	14,008	13,958
Series 2014-C19 Class ASB, 3.326% 12/15/47	95,330	94,373
Series 2016-C28 Class A3, 3.272% 1/15/49	106,361	100,373
Morgan Stanley Capital I Trust sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (b)	302,000	276,027
Open Trust 2023-Air sequential payer Series 2023-AIR Class A, CME Term SOFR 1 Month Index + 3.080% 8.4131% 10/15/28 (b)(c)(d)	102,000	102,000
OPG Trust floater Series 2021-PORT Class A, CME Term SOFR 1 Month Index + 0.590% 5.9215% 10/15/36 (b)(c)(d)	474,014	461,518
SREIT Trust floater Series 2021-MFP Class A, CME Term SOFR 1 Month Index + 0.840% 6.1682% 11/15/38 (b)(c)(d)	299,000	293,458
Wells Fargo Commercial Mortgag Trust sequential payer Series 2015-NXS3 Class ASB, 3.371% 9/15/57	131,959	128,365
Wells Fargo Commercial Mortgage Trust sequential payer:
Series 2015-LC22 Class ASB, 3.571% 9/15/58	119,074	116,519
Series 2017-RC1 Class ASB, 3.453% 1/15/60	158,112	151,760
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $9,543,550)		9,039,951

Municipal Securities - 0.1%
	Principal Amount (a)	Value ($)
California Gen. Oblig. Series 2019, 2.4% 10/1/25 (Cost $220,710)	220,000	209,211

Foreign Government and Government Agency Obligations - 0.1%
	Principal Amount (a)	Value ($)
United Mexican States 3.25% 4/16/30 (Cost $199,297)	200,000	175,500

Bank Notes - 0.2%
	Principal Amount (a)	Value ($)
First Citizens Bank & Trust Co. 2.969% 9/27/25 (c) (Cost $285,000)	285,000	276,401

Money Market Funds - 0.6%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (f) (Cost $1,019,066)	1,018,862	1,019,066

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $164,752,914)	159,194,162
NET OTHER ASSETS (LIABILITIES) - 0.4%	659,856
NET ASSETS - 100.0%	159,854,018

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	25	Mar 2024	5,111,523	15,187	15,187
CBOT 5-Year U.S. Treasury Note Contracts (United States)	131	Mar 2024	13,997,555	64,891	64,891

TOTAL FUTURES CONTRACTS					80,078
The notional amount of futures purchased as a percentage of Net Assets is 12.0%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $47,995,945 or 30.0% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $239,451.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	2,892,593	10,241,451	12,114,978	13,579	-	-	1,019,066	0.0%
Total	2,892,593	10,241,451	12,114,978	13,579	-	-	1,019,066

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds, U.S. Treasury Obligations, Municipal Securities, Foreign Government and Government Agency Obligations and Bank Notes are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  U.S. Government Agency - Mortgage Securities, Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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